COMMON SHARES - Reconciliation (Details) - CAD CAD in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Increase (decrease) in equity
Outstanding at the beginning of the period (in shares)		709,000,000
Outstanding at the beginning of the period		CAD 12,202
Exercise of options (in shares)		737,000	1,221,000	1,980,000
Repurchase of shares (in shares)	(6,784,738)
Repurchase of shares	CAD (294)
Outstanding at the end of the period (in shares)	703,000,000	703,000,000	709,000,000
Outstanding at the end of the period	CAD 12,102	CAD 12,102	CAD 12,202
Weighted Average Common Shares Outstanding
Basic (in shares)		709,000,000	708,000,000	707,000,000
Diluted (in shares)		709,000,000	710,000,000	708,000,000
Common Shares
Increase (decrease) in equity
Outstanding at the beginning of the period (in shares)		708,662,000	707,441,000	705,461,000
Outstanding at the beginning of the period		CAD 12,202	CAD 12,149	CAD 12,069
Exercise of options (in shares)		737,000	1,221,000	1,980,000
Exercise of options		CAD 30	CAD 53	CAD 80
Repurchase of shares (in shares)		(6,785,000)
Repurchase of shares		CAD (130)	CAD 0	CAD 0
Outstanding at the end of the period (in shares)	702,614,000	702,614,000	708,662,000	707,441,000
Outstanding at the end of the period	CAD 12,102	CAD 12,102	CAD 12,202	CAD 12,149
Weighted Average Common Shares Outstanding
Basic (in shares)		709,000,000	708,000,000	707,000,000
Diluted (in shares)		709,000,000	710,000,000	708,000,000